Common Stock, Treasury Stock and Additional Paid-In Capital - Equity Issuance (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended
	Dec. 08, 2006	Jan. 27, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 06, 2005
Public Offerings [Abstract]
Number of common shares issued in initial public offering	14,375,000	4,491,900
Par value of common shares issued	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Price of common shares issued	$ 14	$ 32.75
Underwriting commissions	$ 14,088	$ 7,355
Issuance costs	1,953	707
Net proceeds from public offering	$ 185,209	$ 139,047